Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

11. Stock-Based Compensation

2021 Equity Incentive Plan

In July 2021, the Company’s board of directors adopted, and the Company’s stockholders approved the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the grant of incentive stock options (“ISOs”) to employees and for the grant of nonstatutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants.

The number of shares of Class A Common Stock initially reserved for issuance under the 2021 Plan is 2,091,528. As of September 30, 2024, 1,254,803 shares remain available for future grant under the 2021 Plan. The number of shares reserved for issuance will automatically increase on January 1 of each year, for a period of 10 years, from January 1, 2022 through January 1, 2031, by 4.0% of the total number of shares of Celularity common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Company’s board of directors. Shares subject to stock awards granted under the 2021 Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the 2021 Plan. Additionally, shares issued pursuant to stock awards under the 2021 Plan that are repurchased or forfeited, as well as shares that are reacquired as consideration for the exercise or purchase price of a stock award or to satisfy tax withholding obligations related to a stock award, will become available for future grant under the 2021 Plan.

The 2021 Plan is administered by the Company’s board of directors. The Company’s board of directors, or a duly authorized committee thereof, may delegate to one or more officers the authority to (i) designate employees other than officers to receive specified stock awards and (ii) determine the number of shares to be subject to such stock awards. Subject to the terms of the 2021 Plan, the plan administrator has the authority to determine the terms of awards, including recipients, the exercise price or strike price of stock awards, if any, the number of shares subject to each stock award, the fair market value of a share, the vesting schedule applicable to the awards, together with any vesting acceleration, the form of consideration, if any, payable upon exercise or settlement of the stock award and the terms and conditions of the award agreements for use under the 2021 Plan. The plan administrator has the power to modify outstanding awards under the 2021 Plan. Subject to the terms of the 2021 Plan and in connection with a corporate transaction or capitalization adjustment, the plan administrator may not reprice or cancel and regrant any award at a lower exercise price, strike price or purchase price or cancel any award with an exercise price, strike price or purchase price in exchange for cash, property or other awards without first obtaining the approval of the Company’s stockholders.

2017 Equity Incentive Plan

The 2017 Equity Incentive Plan (the “2017 Plan”) adopted by Legacy Celularity’s board of directors and approved by Legacy Celularity’s stockholders provided for Legacy Celularity to grant stock options to employees, directors and consultants of Legacy Celularity. In connection with the closing of the merger and effectiveness of the 2021 Plan, no further grants will be made under the 2017 Plan.

The total number of stock options that could have been issued under the 2017 Plan was 3,234,204. Shares that expired, forfeited, canceled or otherwise terminated without having been fully exercised were available for future grant under the 2017 Plan.

The 2017 Plan is administered by the Company’s board of directors or, at the discretion of the Company’s board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions were determined at the discretion of Legacy Celularity’s board of directors, or its committee if so delegated, except that the exercise price per share of stock options could not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option could not be greater than ten years. Stock options granted to employees, officers, members of the board of directors and consultants typically vested over a three or four year period.

Stock Option Valuation

Awards with Service Conditions

The fair value of each option is estimated on the date of grant using a Black-Scholes option pricing model that takes into account inputs such as the exercise price, the estimated fair value of the underlying common stock at grant date, expected term, expected stock price volatility, risk-free interest rate, and dividend yield. The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Certain of these inputs are subjective and generally require judgment to determine.

●	The expected term of employee stock options with service-based vesting is determined using the “simplified” method, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of non-employee options is equal to the contractual term or its estimated term based on the underlying agreement.

●	The expected stock price volatility is based on historical volatilities of comparable public entities within the Company’s industry.

●	The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the respective expected term or contractual term.

●	The expected dividend yield is 0% because the Company has not historically paid, and does not expect, for the foreseeable future, to pay a dividend on its common stock.

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the nine months ended September 30, 2024 and 2023:

	Nine Months Ended September 30,
	2024	2023
Risk-free interest rate	4.5%	4.1%
Expected term (in years)	5.5	5.6
Expected volatility	110.8%	86.5%
Expected dividend yield	0%	0%

The weighted average grant-date fair value per share of stock options granted during the nine months ended September 30, 2024 and 2023 was $3.10 and $0.39, respectively.

The following table summarizes option activity with service conditions under the 2021 Plan and the 2017 Plan:

	Options	Weighted Average Exercise Price	Weighted Average Contract Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2024	2,820,187	$40.16	5.6	$—
Granted	879,664	3.76
Exercised	—	—
Forfeited	(289,802)	31.47
Outstanding at September 30, 2024*	3,410,049	$31.51	6.0	$115
Vested and expected to vest September 30, 2024	3,410,049	$31.51	6.0	$115
Exercisable at September 30, 2024	2,513,584	$38.00	4.9	$113

*	Options outstanding at September 30, 2024 under the 2021 Plan and 2017 Plan were 1,979,953 and 1,475,096, respectively. Options outstanding at September 30, 2024 under the 2021 Plan include 45,000 awards with performance conditions (see below).

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s Class A common stock for those options that had exercise prices lower than the fair value of Class A common stock.

The Company recorded stock-based compensation expense relating to option awards with service conditions of $2,077 and $6,306 for the three and nine months ended September 30, 2024, respectively. The Company recorded stock-based compensation expense relating to option awards with service conditions of $2,255 and $6,952 for the three and nine months ended September 30, 2023, respectively. As of September 30, 2024, unrecognized compensation cost for options issued with service conditions was $8,370 and will be recognized over an estimated weighted-average amortization period of 2.62 years.

Awards with Performance Conditions

In connection with the advisory agreement signed with Robin L. Smith, MD (see Note 15), the Company awarded options under the 2021 Plan to acquire a total of 105,000 shares with an exercise price of $29.90 to Dr. Smith, a former member of the Company’s board of directors. The initial tranche of 25,000 stock options vested upon execution of the advisory agreement on August 16, 2022. The remaining 80,000 stock options are subject to vesting upon achievement of certain predefined milestones in relation to the expansion of the degenerative disease business. On November 1, 2022, the second tranche of 20,000 stock options vested upon achievement of the first milestone. The fair value of the award was determined based on a Black-Scholes option-pricing model. The Company’s grant date fair value assumptions were 79.9% expected volatility, 2.95% risk-free interest rate, five-year expected term, and 0% expected dividend yield. The remaining 60,000 stock options were forfeited on August 16, 2023 upon termination of the advisory agreement. There were no milestones achieved or probable of being achieved and accordingly there was no stock-based compensation recorded during the three and nine months ended September 30, 2023.

Awards with Market Conditions

In September 2021, the Company awarded options to acquire a total of 246,928 shares with an exercise price of $63.20 to the Company’s former President in connection with the commencement of his employment. The grant was comprised of four equal tranches, and would vest in up to five equal installments in respect of achieving certain share price targets between the third and fourth anniversary of the effective date, subject to his continued employment with the Company. The Company’s President resigned effective August 31, 2022, and the entirety of the President’s award was terminated at such time, all previously recognized stock-based compensation expense was reversed, and a consulting agreement was signed thereafter, refer to Note 15 for further details.

Restricted Stock Units

The Company issues restricted stock units (“RSUs”) to employees that generally vest over a four-year period, with 25.0% vesting on the anniversary of the grant date, and the remainder vesting in equal annual installments thereafter so that the RSUs are vested in full on the four-year anniversary of the grant date. At times, the board of directors may approve exceptions to the standard RSU vesting terms. Any unvested shares will be forfeited upon termination of services. The fair value of an RSU is equal to the fair market value price of the Company’s common stock on the date of grant. RSU expense is amortized straight-line over the vesting period. There are no RSUs outstanding under the 2017 Plan.

The following table summarizes activity related to RSU stock-based payment awards under the 2021 Plan:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2024	823,332	$13.77
Granted	—	—
Vested	(395,996)	11.50
Forfeited	(99,977)	13.24
Outstanding at September 30, 2024	327,359	$16.68

The Company recorded stock-based compensation expense of $595 and $2,322 for the three and nine months ended September 30, 2024, respectively, related to RSUs. The Company recorded stock-based compensation expense of $1,343 and $4,490 for the three and nine months ended September 30, 2023, respectively, related to RSUs. As of September 30, 2024, the total unrecognized expense related to all RSUs was $4,086, which the Company expects to recognize over a weighted-average period of 2.20 years.

Stock Units with Market Condition Vesting

In July 2023, the Company granted 174,500 market condition stock unit awards (“MCUs”) under the 2021 Plan to certain members of management. The awards are scheduled to vest over a period of one to three years from the grant date based on continuous employment and specified market conditions based on the Company’s stock price at the time of vest. As of September 30, 2024, 145,833 of the MCUs were forfeited as a result of the participant’s termination of continuous service. Stock-based compensation expense for the remaining 28,667 MCUs is being recognized over the requisite service period based on the award’s fair value on the grant date, which was determined based on the Company’s closing stock price on the date of grant of $5.00, further discounted to reflect the effects of the market condition of the award.

Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories of its condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cost of revenues	$90	$166	$285	$462
Research and development	182	379	903	1,384
Selling, general and administrative	2,400	3,053	7,440	9,596
	$2,672	$3,598	$8,628	$11,442

13. Stock-Based Compensation

2021 Equity Incentive Plan

In July 2021, the Company’s board of directors adopted and the Company’s stockholders approved the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the grant of incentive stock options (“ISOs”) to employees and for the grant of nonstatutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants.

The number of shares of Class A Common Stock initially reserved for issuance under the 2021 Plan is 2,091,528. As of December 31, 2023, 821,789 shares remain available for future grant under the 2021 Plan. The number of shares reserved for issuance will automatically increase on January 1 of each year, for a period of 10 years, from January 1, 2022 through January 1, 2031, by 4% of the total number of shares of Celularity capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Company’s board of directors. Shares subject to stock awards granted under the 2021 Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the 2021 Plan. Additionally, shares issued pursuant to stock awards under the 2021 Plan that are repurchased or forfeited, as well as shares that are reacquired as consideration for the exercise or purchase price of a stock award or to satisfy tax withholding obligations related to a stock award, will become available for future grant under the 2021 Plan.

The 2021 Plan is administered by the Company’s board of directors. The Company’s board of directors, or a duly authorized committee thereof, may delegate to one or more officers the authority to (i) designate employees other than officers to receive specified stock awards and (ii) determine the number of shares to be subject to such stock awards. Subject to the terms of the 2021 Plan, the plan administrator has the authority to determine the terms of awards, including recipients, the exercise price or strike price of stock awards, if any, the number of shares subject to each stock award, the fair market value of a share, the vesting schedule applicable to the awards, together with any vesting acceleration, the form of consideration, if any, payable upon exercise or settlement of the stock award and the terms and conditions of the award agreements for use under the 2021 Plan. The plan administrator has the power to modify outstanding awards under the 2021 Plan. Subject to the terms of the 2021 Plan and in connection with a corporate transaction or capitalization adjustment, the plan administrator may not reprice or cancel and regrant any award at a lower exercise price, strike price or purchase price or cancel any award with an exercise price, strike price or purchase price in exchange for cash, property or other awards without first obtaining the approval of the Company’s stockholders.

2017 Equity Incentive Plan

The 2017 Equity Incentive Plan (the “2017 Plan”) adopted by Legacy Celularity’s board of directors and approved by Legacy Celularity’s stockholders provided for Legacy Celularity to grant stock options to employees, directors and consultants of Legacy Celularity. In connection with the closing of the Business Combination and effectiveness of the 2021 Plan, no further grants will be made under the 2017 Plan.

The total number of stock options that could have been issued under the 2017 Plan was 3,234,204. Shares that expired, forfeited, canceled or otherwise terminated without having been fully exercised were available for future grant under the 2017 Plan.

The 2017 Plan is administered by the Company’s board of directors or, at the discretion of the Company’s board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions were determined at the discretion of Legacy Celularity’s board of directors, or its committee if so delegated, except that the exercise price per share of stock options could not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option could not be greater than ten years. Stock options granted to employees, officers, members of the board of directors and consultants typically vested over a three or four year period.

Stock Option Valuation

Awards with Service Conditions

The fair value of each option is estimated on the date of grant using a Black-Scholes option pricing model that takes into account inputs such as the exercise price, the estimated fair value of the underlying common stock at grant date, expected term, expected stock price volatility, risk-free interest rate, and dividend yield. The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Certain of these inputs are subjective and generally require judgment to determine.

● The expected term of employee stock options with service-based vesting is determined using the “simplified” method, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of non-employee options is equal to the contractual term or its estimated term based on the underlying agreement.

● The expected stock price volatility is based on historical volatilities of comparable public entities within the Company’s industry.

● The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the respective expected term or contractual term.

● The expected dividend yield is 0% because the Company has not historically paid, and does not expect, for the foreseeable future, to pay a dividend on its common stock.

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	4.1%	2.7%
Expected term (in years)	5.6	5.9
Expected volatility	86.5%	77.1%
Expected dividend yield	—%	—%

The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2023 and 2022 was $5.35 and $5.43, respectively.

The following table summarizes option activity with service conditions under the 2021 Plan and the 2017 Plan:

	Options	Weighted Average Exercise Price	Weighted Average Contract Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	2,514,452	$49.08	6.1	$7,851
Granted	741,634	5.35
Exercised	(108,637)	2.80
Forfeited/Expired	(327,262)	42.23
Outstanding at December 31, 2023	2,820,187	$40.16	5.6	$—
Vested and expected to vest December 31, 2023	2,820,187	$40.16	5.6	$—
Exercisable at December 31, 2023	2,025,287	$46.01	4.5	$—

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s Class A Common Stock for those options that had exercise prices lower than the fair value of the Company’s Class A Common Stock.

The Company recorded stock-based compensation expense relating to awards with service conditions of $9,293 and $10,702 during the years ended December 31, 2023 and 2022, respectively. During the years ended December 31, 2023 and 2022, the aggregate intrinsic value was $0 and $7,997 for the stock options exercised, respectively. As of December 31, 2023, unrecognized compensation cost for options issued with service conditions was $13,449 and will be recognized over an estimated weighted-average amortization period of 2.59 years.

Awards with Performance Conditions

In connection with the advisory agreement signed with Robin L. Smith, MD (see Note 19), the Company awarded options to acquire a total of 105,000 shares with an exercise price of $29.90 to Dr. Smith, a former member of the Company’s board of directors. The initial tranche of 25,000 stock options vested upon execution of the advisory agreement on August 16, 2022. The remaining 80,000 stock options are subject to vesting upon achievement of certain predefined milestones in relation to the expansion of the degenerative disease business. On November 1, 2022, the second tranche of 20,000 stock options vested upon achievement of the first milestone. The fair value of the award was determined based on a Black-Scholes option-pricing model. The Company’s grant date fair value assumptions were 79.9% expected volatility, 2.95% risk-free interest rate, 5 year expected term, and 0% expected dividend yield. There were no milestones achieved and accordingly there was no stock-based compensation recorded during the year ended December 31, 2023. The remaining 60,000 stock options were forfeited on August 16, 2023 upon termination of the advisory agreement. The Company recorded stock-based compensation expense of $0 and $881 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the remaining unrecognized compensation cost was $1,175, and will be recognized upon probable achievement of the milestones.

Awards with Market Conditions

In September 2021, the Company awarded options to acquire a total of 246,928 shares with an exercise price of $63.20 to the Company’s former President in connection with the commencement of his employment. The grant was comprised of four equal tranches, and would vest in up to five equal installments in respect of achieving certain share price targets between the third and fourth anniversary of the effective date, subject to his continued employment with the Company. The Company recognized stock-based compensation expense of $1,167 in 2022 and after the Company’s President resigned effective August 31, 2022, and the President’s award was terminated at such time, all previously recognized stock-based compensation expense of $1,681 was reversed in 2022, and a consulting agreement was signed thereafter, refer to Note 19 for further details.

Restricted Stock Units

The Company issues RSUs to employees that generally vest over a two-year period with 50% of awards vesting after 1 year and then the remaining 50% vesting after 2 years. Any unvested shares will generally be forfeited upon termination of services. The fair value of an RSU is equal to the fair market value price of the Company’s common stock on the date of grant. RSU expense is amortized straight-line over the vesting period.

The following table summarizes activity related to RSU stock-based payment awards:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	227,013	$73.35
Granted	954,931	$6.29
Released	(83,759)	$65.05
Forfeited	(274,853)	$21.37
Outstanding at December 31, 2023	823,332	$13.77

The Company recorded stock-based compensation expense of $5,724 and $4,787 for the years ended December 31, 2023 and 2022, related to RSUs. As of December 31, 2023, the total unrecognized expense related to all RSUs was $7,732, which the Company expects to recognize over a weighted-average period of 2.06 years.

Performance Stock Units

In July 2023, the Company granted 174,500 performance stock unit awards (“PSUs”) to certain members of management, with a grant date fair value of $5.00 per unit based on the market closing share price on the date of grant. The awards are scheduled to vest over a period of one to three years from the grant date based on continuous employment and if a specified market performance is achieved. As of December 31, 2023, all of the PSUs were unvested and total unrecognized stock-based compensation expense was $871, which is expected to be recognized over a weighted average period of 1.79 years if the underlying awards are deemed probably of being earned. As of December 31, 2023, the specified market based performance metric was deemed not probable of achievement, therefore no stock-based compensation was recognized during the year ended December 31, 2023.

Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations:

	Year Ended December 31,
	2023	2022
Cost of revenues	$580	$410
Research and development	1,832	2,118
Selling, general and administrative	12,605	13,328
	$15,017	$15,856